DERIVATIVE RELATED TO AGREEMENT (Details) (Derivative [Member])	1 Months Ended	12 Months Ended
	Nov. 21, 2011	Dec. 31, 2012	Dec. 31, 2011
Derivative [Member]
Risk-free interest rate (1)	0.92%	0.54%	0.83%
Expected volatility (2)	76.26%	79.13%	76.30%
Expected life (in years) (3)	5 years	3 years 11 months 1 day	4 years 11 months 1 day
Expected dividend yield (4)	0.00%	0.00%	0.00%